Trade Receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Trade Receivables [Abstract]
TRADE RECEIVABLES

8. TRADE RECEIVABLES

	June 30, 2025		December 31, 2024
	USD	AED	AED
Trade receivables	19,617	72,033	88,463
Less: expected credit losses allowance	(11,224)	(41,213)	(41,213)
	8,393	30,820	47,250

8.1 Trade receivables are non-interest bearing and are generally on 90 days terms (refer to Note 20) after which date trade receivables are considered to be past due. It is not the practice of the Company to obtain collateral over receivables.

8.2 As at June 30, 2025 and December 31 2024, the ageing analysis of trade receivables was as follows:

		Not past due		Past due
	Total	0 – 90 days	91 – 360 days	Over 360 days
June 30, 2025 (AED)	72,033	30,820	—	41,213
June 30, 2025 (USD)	19,617	8,393	—	11,224
December 31, 2024 (AED)	88,463	47,250	—	41,213

8.3 Expected credit losses on trade receivables as per IFRS 9

The Company applies the IFRS 9 simplified model of recognizing lifetime expected credit losses for all trade receivables as these items do not have a significant financing component.

In measuring the expected credit losses, the trade receivables have been assessed on a collective basis as they possess shared credit risk characteristics. They have been grouped based on the credit year and the days past due.

The expected loss rates are based on the payment profile for sales over the past 12 months as well as the corresponding historical credit losses during that year. The historical rates are adjusted to reflect current and forward-looking macroeconomic factors affecting the customer’s ability to settle the amount outstanding.

Trade receivables are written off (i.e. derecognized) when there is no reasonable expectation of recovery. Failure to make payments within 90 days from the invoice date and failure to engage with the Company on alternative payment arrangement amongst others is considered indicators of no reasonable expectation of recovery.

On the above basis, the expected credit loss for trade receivables as at June 30, 2025 and December 31 2024 was determined using the provision matrix as follows:

Ageing analysis of trade receivables	Default rate %	Trade receivables AED	Provision as per IFRS 9 AED
As at June 30, 2025
0-90 days	0%	30,820	-
Over 360 days	100%	41,213	41,213
Amount in AED		72,033	41,213

Amount in USD		19,617	11,224

As at December 31, 2024
Over 360 days	100%	41,213	41,213

8.4 The movement in allowance against trade receivables was as follows:

	June 30, 2025		December 31, 2024
	USD	AED	AED
Balance at the beginning of the year	11,224	41,213	41,213

Provision during the period	-	-	-
Balance at the end of the period	11,224	41,213	41,213

9. TRADE RECEIVABLES

	December 31, 2024		December 31, 2023
	USD	AED	AED
Trade receivables	24,092	88,463	41,213
Less: expected credit losses allowance	(11,224)	(41,213)	(41,213)
	12,868	47,250	-

9.1 Trade receivables are non-interest bearing and are generally on 90 days terms (refer to note 22) after which date trade receivables are considered to be past due. It is not the practice of the Company to obtain collateral over receivables.

9.2 As at December 31, 2024 and 2023, the ageing analysis of trade receivables was as follows:

		Not past due		Past due
	Total	0 - 90 days	91 - 360 days	Over 360 days
December 31, 2024 (AED)	88,463	47,250	-	41,213
December 31, 2024 (USD)	24,092	12,868	-	11,224
December 31, 2023 (AED)	41,213	-	-	41,213

9.3 Expected credit losses on trade receivables as per IFRS 9

The Company applies the IFRS 9 simplified model of recognizing lifetime expected credit losses for all trade receivables as these items do not have a significant financing component.

In measuring the expected credit losses, the trade receivables have been assessed on a collective basis as they possess shared credit risk characteristics. They have been grouped based on the credit year and the days past due.

The expected loss rates are based on the payment profile for sales over the past 12 months as well as the corresponding historical credit losses during that year. The historical rates are adjusted to reflect current and forward-looking macroeconomic factors affecting the customer’s ability to settle the amount outstanding.

Trade receivables are written off (i.e. derecognized) when there is no reasonable expectation of recovery. Failure to make payments within 90 days from the invoice date and failure to engage with the Company on alternative payment arrangement amongst others is considered indicators of no reasonable expectation of recovery.

On the above basis, the expected credit loss for trade receivables as at December 31, 2024 and 2023 was determined using the provision matrix as follows:

Ageing analysis of trade receivables	Default rate %	Trade receivables AED	Provision as per IFRS 9 AED
As at December 31, 2024
0-90 days	0%	47,250	-
Over 360 days	100%	41,213	41,213
Amount in AED		88,463	41,213

Amount in USD		24,092	11,224

As at December 31, 2023
Over 360 days	100%	41,213	41,213

9.4 The movement in allowance against trade receivables was as follows:

	December 31, 2024		December 31, 2023
	USD	AED	AED
Balance at the beginning of the year	11,224	41,213	41,213

Provision during the period	-	-	-
Balance at the end of the period	11,224	41,213	41,213